Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income
Loans, including fees	$ 51,198	$ 47,186	$ 44,784
Taxable securities	3,745	3,319	3,232
Tax-exempt securities	3,153	2,666	2,583
Federal funds sold and other	498	396	102
Total interest and dividend income	58,594	53,567	50,701
Interest expense
Deposits	2,342	1,996	2,087
Federal Home Loan Bank advances	695	405	442
Subordinated debentures	1,035	884	760
Securities sold under agreements to repurchase and other	20	23	20
Total interest expense	4,092	3,308	3,309
Net interest income	54,502	50,259	47,392
Provision (credit) for loan losses		(1,300)	1,200
Net interest income after provision (credit) for loan losses	54,502	51,559	46,192
Noninterest income
Service charges	4,777	4,832	4,708
Net gain (loss) on sale of securities	12	19	(18)
Net gain on sale of loans	1,745	1,750	1,106
ATM fees	2,304	2,094	1,986
Wealth management fees	3,068	2,678	2,823
Bank owned life insurance	573	563	467
Tax refund processing fees	2,750	2,750	2,000
Computer center item processing fees	246	251	267
Net gain (loss) on sale of other real estate owned	(28)	152	199
Other	887	1,043	740
Total noninterest income	16,334	16,132	14,278
Noninterest expense
Compensation expense	29,253	25,323	23,630
Net occupancy expense	2,689	2,700	2,416
Equipment expense	1,564	1,641	1,503
Contracted data processing	1,838	1,546	1,821
FDIC Assessment	502	611	864
State franchise tax	1,024	923	847
Professional services	2,300	1,895	2,461
Amortization of intangible assets	586	699	711
ATM expense	847	605	674
Marketing expense	817	929	1,039
Repossession expense	279	253	508
Other operating expenses	6,905	6,730	6,470
Total noninterest expense	48,604	43,855	42,944
Income before income taxes	22,232	23,836	17,526
Income taxes	6,360	6,619	4,781
Net income	15,872	17,217	12,745
Preferred share dividends	1,244	1,501	1,577
Net income available to common shareholders	$ 14,628	$ 15,716	$ 11,168
Earnings per common share, basic	$ 1.48	$ 1.96	$ 1.43
Earnings per common share, diluted	$ 1.28	$ 1.57	$ 1.17